Trade Receivables, Net (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables [abstract]
Beginning balance	$ 335	$ 288
Provision for the year	835	335
Derecognition of bad debts	(240)	(249)
Reversal in respect of collected doubtful accounts		(39)
Ending balance	$ 930	$ 335